SHAREHOLDERS' EQUITY	6 Months Ended
Jun. 30, 2021
Stockholders' Equity Note [Abstract]
SHAREHOLDERS' EQUITY

NOTE 8:SHAREHOLDERS' EQUITY

a.Ordinary shares

The ordinary shares of the Company entitle their holders to voting rights, the right to receive cash dividend and the right to a share in excess assets upon liquidation of the Company.

b.Stock Options, Restricted Share Units and Warrants

In 2003, the Company's Board of Directors approved the 2003 Equity Incentive Plan (the "Plan") for an initial term of ten years from adoption and on December 9, 2012, extended the term of the Plan for an additional ten years. On August 7, 2013, the Company’s Board of Directors approved amendments to the Plan which include the ability to grant RSUs and restricted shares.

The contractual term of the stock options is generally no more than seven years and the vesting period of the options and RSUs granted under the Plan is between one and three years from the date of grant. The rights of the ordinary shares issued upon the exercise of stock options or RSUs are identical to those of the other ordinary shares of the Company.

As of June 30, 2021, there were 1,832,382 ordinary shares reserved for future stock-based awards under the Plan.

The following table summarizes the activities for the Company’s service-based stock options for the six months ended June 30, 2021:

		Weighted average
	Number of options	Exercise price	Remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at January 1, 2021	4,527,047	$3.24	21.79	$42,942
Granted	291,803	5.89	-	-
Exercised	(1,320,337)	2.92	-	20,394
Cancelled	(121,808)	5.29	-	-
Outstanding at June 30, 2021	3,376,705	$3.68	25.41	$59,893

Exercisable at June 30, 2021	1,400,371	$4.07	3.55	$24,293

Vested and expected to vest at June 30, 2021	2,885,881	$3.68	3.53	$51,236

F - 14

PERION NETWORK LTD. AND ITS SUBSIDIARIES

NOTES TO THE INTERIM CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands (except share and per share data)

NOTE 8:SHAREHOLDERS' EQUITY (Cont.)

The following table summarizes the activities for the Company’s performance-based stock options for the six months ended June 30, 2021:

		Weighted average
	Number of options	Exercise price		Remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at January 1, 2021	769,311	$2.78		40.53	$7,653
Granted	230,350	*	)	-	-
Exercised	(15,000)	-		-	228
Cancelled	(191,150)	*	)	-	-
Outstanding at June 30, 2021	793,511	$2.70		41.59	$14,857

Exercisable at June 30, 2021	200,000	$5.35		6.08	$3,214

Vested and expected to vest at June 30, 2021	628,679	$3.40		3.92	$11,326

*) Represents an amount less than $1

The performance-based stock options’ vesting is contingent upon achieving specific financial targets of the Company, set at the grant date.